Subsequent Events (Details) - USD ($)		12 Months Ended
	Jan. 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 23, 2024
Subsequent Events [Line Items]
Long-lived assets of carrying amount		$ 3,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Subscription amount of interest payable				$ 5,000,000
Severance payment	$ 158,333
Non convertible debenture [Member]
Subsequent Events [Line Items]
Principal payment		5,000,000
Non convertible debenture [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Principal payment				$ 5,000,000
Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Debenture interest rate percentage				4.00%
ENTADFI [Member]
Subsequent Events [Line Items]
Long-lived assets of carrying amount		$ 3,300,000